Leases (Details) - Jun. 30, 2024	USD ($)	CNY (¥)
Leases [Abstract]
2023(remaining six months)	$ 91,223	¥ 650,125
2024	188,273	1,341,786
2025	125,328	893,188
Total lease payments	404,824	2,885,099
Less: Interest	(29,551)	(210,602)
Present value of lease liabilities	$ 375,273	¥ 2,674,497